Schedule of Investments(a)
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.48%
Advertising–0.36%
Omnicom Group, Inc.(b)	11,651	$877,437
Trade Desk, Inc. (The), Class A(c)	34,194	775,862
		1,653,299
Aerospace & Defense–2.24%
Axon Enterprise, Inc.(b)(c)	1,803	765,716
Boeing Co. (The)(c)	4,357	867,174
General Dynamics Corp.	2,636	904,728
General Electric Co.	2,868	813,852
Howmet Aerospace, Inc.	3,707	854,315
Huntington Ingalls Industries, Inc.(b)	2,254	856,295
L3Harris Technologies, Inc.	2,559	883,239
Lockheed Martin Corp.	1,404	848,564
Northrop Grumman Corp.	1,270	866,445
RTX Corp.	4,500	868,050
Textron, Inc.(b)	10,001	875,687
TransDigm Group, Inc.(b)	724	839,087
		10,243,152
Agricultural & Farm Machinery–0.19%
Deere & Co.	1,537	865,792
Agricultural Products & Services–0.42%
Archer-Daniels-Midland Co.(b)	13,169	957,255
Bunge Global S.A.	7,601	966,847
		1,924,102
Air Freight & Logistics–0.79%
C.H. Robinson Worldwide, Inc.(b)	5,306	881,167
Expeditors International of Washington, Inc.	6,625	948,899
FedEx Corp.	2,512	894,724
United Parcel Service, Inc., Class B(b)	9,254	910,409
		3,635,199
Apparel Retail–0.41%
Ross Stores, Inc.	4,267	924,360
TJX Cos., Inc. (The)	5,909	943,668
		1,868,028
Apparel, Accessories & Luxury Goods–0.60%
lululemon athletica, Inc.(c)	5,729	877,110
Ralph Lauren Corp.	2,752	946,660
Tapestry, Inc.	6,416	905,362
		2,729,132
Application Software–2.87%
Adobe, Inc.(c)	3,407	828,174
AppLovin Corp., Class A(c)	2,023	805,154
Autodesk, Inc.(c)	3,704	886,738
Cadence Design Systems, Inc.(c)	3,170	880,848
Datadog, Inc., Class A(c)	7,315	863,536
Fair Isaac Corp.(b)(c)	781	833,749
Intuit, Inc.	2,119	916,213
Palantir Technologies, Inc., Class A(c)	6,153	900,061
PTC, Inc.(c)	5,862	835,276
Shares		Value
Application Software–(continued)
Roper Technologies, Inc.(b)	2,647	$936,667
Salesforce, Inc.	4,805	896,949
Synopsys, Inc.(c)	2,153	853,621
Trimble, Inc.(b)(c)	13,798	900,044
Tyler Technologies, Inc.(b)(c)	2,677	916,551
Workday, Inc., Class A(c)	6,767	879,169
		13,132,750
Asset Management & Custody Banks–2.27%
Ameriprise Financial, Inc.	2,016	895,910
Ares Management Corp., Class A(b)	9,016	983,646
Bank of New York Mellon Corp. (The)	7,964	944,769
BlackRock, Inc.	961	924,203
Blackstone, Inc., Class A	8,697	1,000,068
Franklin Resources, Inc.(b)	37,358	882,396
Invesco Ltd.(d)	38,947	946,023
KKR & Co., Inc., Class A	10,707	990,398
Northern Trust Corp.(b)	6,621	924,093
State Street Corp.(b)	7,402	936,797
T. Rowe Price Group, Inc.(b)	10,442	941,242
		10,369,545
Automobile Manufacturers–0.58%
Ford Motor Co.	76,724	885,395
General Motors Co.	12,472	929,164
Tesla, Inc.(b)(c)	2,288	850,564
		2,665,123
Automotive Parts & Equipment–0.20%
Aptiv PLC(c)	13,266	921,191
Automotive Retail–0.59%
AutoZone, Inc.(c)	245	827,556
Carvana Co.(b)(c)	3,013	947,227
O’Reilly Automotive, Inc.(c)	9,882	912,207
		2,686,990
Biotechnology–1.55%
AbbVie, Inc.	4,096	890,839
Amgen, Inc.(b)	2,470	869,070
Biogen, Inc.(c)	4,896	897,584
Gilead Sciences, Inc.	6,390	890,574
Incyte Corp.(c)	9,855	927,553
Moderna, Inc.(b)(c)	16,666	846,633
Regeneron Pharmaceuticals, Inc.	1,171	904,761
Vertex Pharmaceuticals, Inc.(b)(c)	1,893	845,300
		7,072,314
Brewers–0.20%
Molson Coors Beverage Co., Class B(b)	20,743	893,194
Broadcasting–0.39%
Fox Corp., Class A(b)	9,827	573,897
Fox Corp., Class B	6,932	368,089
Paramount Skydance Corp.(b)	93,434	842,775
		1,784,761
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Broadline Retail–0.40%
Amazon.com, Inc.(c)	4,386	$913,472
eBay, Inc.	10,175	926,129
		1,839,601
Building Products–1.55%
A.O. Smith Corp.(b)	13,695	903,048
Allegion PLC	6,362	924,335
Builders FirstSource, Inc.(c)	10,239	842,977
Carrier Global Corp.(b)	15,893	894,935
Johnson Controls International PLC	6,910	904,865
Lennox International, Inc.	1,833	850,750
Masco Corp.	14,928	901,203
Trane Technologies PLC	2,099	874,737
		7,096,850
Cable & Satellite–0.41%
Charter Communications, Inc., Class A(b)(c)	4,158	897,629
EchoStar Corp., Class A(b)(c)	8,315	973,437
		1,871,066
Cargo Ground Transportation–0.42%
J.B. Hunt Transport Services, Inc.(b)	4,434	939,565
Old Dominion Freight Line, Inc.(b)	4,941	965,471
		1,905,036
Casinos & Gaming–0.62%
Las Vegas Sands Corp.	17,027	917,415
MGM Resorts International(c)	25,703	951,268
Wynn Resorts Ltd.(b)	9,322	946,649
		2,815,332
Commodity Chemicals–0.49%
Dow, Inc.	27,140	1,130,381
LyondellBasell Industries N.V., Class A	13,489	1,086,674
		2,217,055
Communications Equipment–1.22%
Arista Networks, Inc.(c)	6,748	828,519
Ciena Corp.(c)	2,686	1,042,786
Cisco Systems, Inc.	11,944	926,735
F5, Inc.(c)	3,222	932,221
Lumentum Holdings, Inc.(b)(c)	1,385	973,323
Motorola Solutions, Inc.	2,016	874,884
		5,578,468
Computer & Electronics Retail–0.21%
Best Buy Co., Inc.	14,770	948,234
Construction & Engineering–0.60%
Comfort Systems USA, Inc.	650	896,343
EMCOR Group, Inc.	1,270	937,654
Quanta Services, Inc.(b)	1,644	902,589
		2,736,586
Construction Machinery & Heavy Transportation Equipment– 0.80%
Caterpillar, Inc.	1,285	910,371
Cummins, Inc.	1,678	902,798
PACCAR, Inc.	7,897	912,103
Wabtec Corp.	3,693	922,918
		3,648,190
Shares		Value
Construction Materials–0.61%
CRH PLC	8,969	$942,821
Martin Marietta Materials, Inc.	1,555	915,397
Vulcan Materials Co.	3,499	952,778
		2,810,996
Consumer Electronics–0.20%
Garmin Ltd.	3,951	916,672
Consumer Finance–0.62%
American Express Co.	3,047	921,656
Capital One Financial Corp.	5,125	934,954
Synchrony Financial(b)	14,303	972,890
		2,829,500
Consumer Staples Merchandise Retail–0.98%
Costco Wholesale Corp.	915	911,733
Dollar General Corp.(b)	6,442	764,859
Dollar Tree, Inc.(b)(c)	8,236	901,924
Target Corp.	7,853	951,784
Walmart, Inc.	7,553	938,687
		4,468,987
Copper–0.20%
Freeport-McMoRan, Inc.	15,158	890,987
Data Center REITs–0.41%
Digital Realty Trust, Inc.	5,165	930,785
Equinix, Inc.	955	936,129
		1,866,914
Data Processing & Outsourced Services–0.18%
Broadridge Financial Solutions, Inc.	5,094	827,673
Distillers & Vintners–0.43%
Brown-Forman Corp., Class B(b)	38,514	1,018,310
Constellation Brands, Inc., Class A(b)	6,221	933,150
		1,951,460
Distributors–0.39%
Genuine Parts Co.	8,542	903,316
Pool Corp.(b)	4,423	894,906
		1,798,222
Diversified Banks–1.66%
Bank of America Corp.	19,225	937,219
Citigroup, Inc.	8,542	968,748
Fifth Third Bancorp(b)	20,701	961,768
JPMorgan Chase & Co.	3,160	929,546
KeyCorp	47,470	951,773
PNC Financial Services Group, Inc. (The)	4,536	943,896
U.S. Bancorp(b)	17,859	928,847
Wells Fargo & Co.	12,132	965,829
		7,587,626
Diversified Financial Services–0.21%
Apollo Global Management, Inc.(b)	8,792	979,605
Diversified Support Services–0.36%
Cintas Corp.	4,703	795,465
Copart, Inc.(c)	26,238	871,102
		1,666,567
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–3.45%
Alliant Energy Corp.	13,173	$945,294
American Electric Power Co., Inc.	7,107	931,586
Constellation Energy Corp.(b)	3,020	843,335
Duke Energy Corp.	7,174	939,364
Edison International	13,040	954,267
Entergy Corp.	8,984	1,009,442
Evergy, Inc.(b)	11,514	943,227
Eversource Energy(b)	12,615	873,967
Exelon Corp.(b)	19,100	936,282
FirstEnergy Corp.	18,416	932,955
NextEra Energy, Inc.	10,177	945,240
NRG Energy, Inc.	6,276	917,175
PG&E Corp.	51,218	899,900
Pinnacle West Capital Corp.(b)	9,272	934,154
PPL Corp.(b)	24,781	946,634
Southern Co. (The)(b)	9,690	935,279
Xcel Energy, Inc.(b)	11,517	914,910
		15,803,011
Electrical Components & Equipment–1.36%
AMETEK, Inc.	4,159	891,523
Eaton Corp. PLC	2,555	913,847
Emerson Electric Co.	6,683	875,606
Generac Holdings, Inc.(c)	4,388	857,108
Hubbell, Inc.	1,901	932,897
Rockwell Automation, Inc.	2,499	896,841
Vertiv Holdings Co., Class A	3,477	871,267
		6,239,089
Electronic Components–0.60%
Amphenol Corp., Class A	6,933	875,984
Coherent Corp.(c)	3,711	883,997
Corning, Inc.	7,079	962,532
		2,722,513
Electronic Equipment & Instruments–0.59%
Keysight Technologies, Inc.(c)	3,282	926,739
Teledyne Technologies, Inc.(b)(c)	1,389	840,359
Zebra Technologies Corp., Class A(c)	4,366	912,843
		2,679,941
Electronic Manufacturing Services–0.41%
Jabil, Inc.	3,563	946,440
TE Connectivity PLC (Switzerland)	4,546	950,205
		1,896,645
Environmental & Facilities Services–0.79%
Republic Services, Inc.	4,167	912,656
Rollins, Inc.(b)	16,633	888,368
Veralto Corp.	10,209	902,680
Waste Management, Inc.	3,944	906,292
		3,609,996
Fertilizers & Agricultural Chemicals–0.62%
CF Industries Holdings, Inc.	7,764	1,008,078
Corteva, Inc.(b)	11,864	993,135
Mosaic Co. (The)(b)	32,000	816,000
		2,817,213
Financial Exchanges & Data–1.80%
Cboe Global Markets, Inc.(b)	3,285	923,315
Shares		Value
Financial Exchanges & Data–(continued)
CME Group, Inc., Class A	3,073	$907,610
Coinbase Global, Inc., Class A(b)(c)	4,696	819,969
FactSet Research Systems, Inc.	4,537	984,484
Intercontinental Exchange, Inc.	5,941	934,400
Moody’s Corp.	2,091	912,199
MSCI, Inc.	1,705	919,012
Nasdaq, Inc.	10,910	926,150
S&P Global, Inc.	2,174	924,689
		8,251,828
Food Distributors–0.17%
Sysco Corp.	11,033	786,984
Food Retail–0.20%
Kroger Co. (The)	12,921	934,964
Footwear–0.39%
Deckers Outdoor Corp.(c)	9,081	908,917
NIKE, Inc., Class B(b)	16,746	884,524
		1,793,441
Gas Utilities–0.20%
Atmos Energy Corp.	5,061	934,868
Gold–0.19%
Newmont Corp.	8,026	868,814
Health Care Distributors–0.76%
Cardinal Health, Inc.	4,329	914,761
Cencora, Inc.	2,662	836,240
Henry Schein, Inc.(b)(c)	12,193	898,624
McKesson Corp.	977	845,457
		3,495,082
Health Care Equipment–3.09%
Abbott Laboratories	8,460	868,588
Baxter International, Inc.(b)	51,465	864,612
Becton, Dickinson and Co.	5,717	898,884
Boston Scientific Corp.(c)	13,397	840,662
Dexcom, Inc.(c)	14,066	883,345
Edwards Lifesciences Corp.(c)	10,963	877,917
GE HealthCare Technologies, Inc.(b)	12,839	913,880
Hologic, Inc.(c)	12,369	934,973
IDEXX Laboratories, Inc.(c)	1,546	868,682
Insulet Corp.(c)	3,905	819,425
Intuitive Surgical, Inc.(c)	1,893	872,654
Medtronic PLC	10,485	908,525
ResMed, Inc.(b)	3,883	871,656
STERIS PLC	4,210	930,957
Stryker Corp.	2,697	886,207
Zimmer Biomet Holdings, Inc.(b)	9,954	900,041
		14,141,008
Health Care Facilities–0.37%
HCA Healthcare, Inc.	1,686	797,882
Universal Health Services, Inc., Class B	5,008	896,282
		1,694,164
Health Care REITs–0.78%
Alexandria Real Estate Equities, Inc.(b)	18,593	863,087
Healthpeak Properties, Inc.	54,444	894,515
Ventas, Inc.(b)	10,871	889,030
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Health Care REITs–(continued)
Welltower, Inc.(b)	4,543	$898,197
		3,544,829
Health Care Services–1.00%
Cigna Group (The)	3,575	953,631
CVS Health Corp.	12,319	884,751
DaVita, Inc.(c)	6,026	926,136
Labcorp Holdings, Inc.(b)	3,448	919,961
Quest Diagnostics, Inc.	4,650	911,307
		4,595,786
Health Care Supplies–0.59%
Align Technology, Inc.(b)(c)	5,335	914,579
Cooper Cos., Inc. (The)(c)	12,648	904,332
Solventum Corp.(c)	13,794	900,748
		2,719,659
Heavy Electrical Equipment–0.21%
GE Vernova, Inc.	1,091	952,334
Home Improvement Retail–0.39%
Home Depot, Inc. (The)	2,658	874,190
Lowe’s Cos., Inc.(b)	3,777	892,429
		1,766,619
Homebuilding–0.77%
D.R. Horton, Inc.(b)	6,538	897,144
Lennar Corp., Class A	9,659	838,788
NVR, Inc.(c)	138	909,396
PulteGroup, Inc.(b)	7,560	889,132
		3,534,460
Homefurnishing Retail–0.20%
Williams-Sonoma, Inc.(b)	5,020	915,297
Hotel & Resort REITs–0.20%
Host Hotels & Resorts, Inc.	48,608	931,329
Hotels, Resorts & Cruise Lines–1.58%
Airbnb, Inc., Class A(c)	6,992	882,950
Booking Holdings, Inc.	211	888,377
Carnival Corp.	35,918	929,558
Expedia Group, Inc.	3,945	910,861
Hilton Worldwide Holdings, Inc.	3,142	955,419
Marriott International, Inc., Class A	2,782	909,909
Norwegian Cruise Line Holdings Ltd.(c)	45,614	852,982
Royal Caribbean Cruises Ltd.	3,255	895,711
		7,225,767
Household Products–0.96%
Church & Dwight Co., Inc.	9,359	873,382
Clorox Co. (The)(b)	8,317	861,891
Colgate-Palmolive Co.	10,409	887,159
Kimberly-Clark Corp.	9,324	899,486
Procter & Gamble Co. (The)(b)	6,084	878,773
		4,400,691
Human Resource & Employment Services–0.39%
Automatic Data Processing, Inc.(b)	4,380	889,928
Paychex, Inc.(b)	9,924	914,199
		1,804,127
Shares		Value
Independent Power Producers & Energy Traders–0.39%
AES Corp. (The)	65,311	$920,232
Vistra Corp.	5,861	881,084
		1,801,316
Industrial Conglomerates–0.38%
3M Co.	6,012	873,123
Honeywell International, Inc.	3,896	880,613
		1,753,736
Industrial Gases–0.42%
Air Products and Chemicals, Inc.	3,357	975,175
Linde PLC	1,936	959,791
		1,934,966
Industrial Machinery & Supplies & Components–2.36%
Dover Corp.	4,436	924,684
Fortive Corp.(b)	16,566	915,769
IDEX Corp.	4,796	909,082
Illinois Tool Works, Inc.(b)	3,435	894,096
Ingersoll Rand, Inc.(b)	10,953	877,554
Nordson Corp.	3,407	906,467
Otis Worldwide Corp.	11,027	849,961
Parker-Hannifin Corp.(b)	989	885,392
Pentair PLC	10,266	894,271
Snap-on, Inc.(b)	2,523	916,404
Stanley Black & Decker, Inc.	12,650	898,909
Xylem, Inc.	7,624	911,068
		10,783,657
Industrial REITs–0.20%
Prologis, Inc.	6,939	917,197
Insurance Brokers–1.01%
Aon PLC, Class A	2,865	924,765
Arthur J. Gallagher & Co.(b)	4,445	962,698
Brown & Brown, Inc.(b)	13,641	889,530
Marsh & McLennan Cos., Inc.	5,361	929,865
Willis Towers Watson PLC	3,217	935,182
		4,642,040
Integrated Oil & Gas–0.68%
Chevron Corp.	4,743	981,327
Exxon Mobil Corp.	6,154	1,044,087
Occidental Petroleum Corp.	16,783	1,090,895
		3,116,309
Integrated Telecommunication Services–0.61%
AT&T, Inc.(b)	34,344	995,632
Comcast Corp., Class A	30,514	876,057
Verizon Communications, Inc.	18,405	923,931
		2,795,620
Interactive Home Entertainment–0.40%
Electronic Arts, Inc.	4,665	951,054
Take-Two Interactive Software, Inc.(c)	4,419	872,752
		1,823,806
Interactive Media & Services–0.36%
Alphabet, Inc., Class A	1,677	482,238
Alphabet, Inc., Class C	1,338	383,819
Meta Platforms, Inc., Class A	1,383	791,256
		1,657,313
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Internet Services & Infrastructure–0.62%
Akamai Technologies, Inc.(c)	8,761	$1,006,201
GoDaddy, Inc., Class A(c)	10,779	891,100
VeriSign, Inc.	3,857	957,924
		2,855,225
Investment Banking & Brokerage–1.20%
Charles Schwab Corp. (The)	10,066	946,003
Goldman Sachs Group, Inc. (The)(b)	1,109	938,203
Interactive Brokers Group, Inc., Class A	13,639	914,768
Morgan Stanley	5,797	954,012
Raymond James Financial, Inc.(b)	6,289	910,584
Robinhood Markets, Inc., Class A(c)	11,854	821,482
		5,485,052
IT Consulting & Other Services–1.00%
Accenture PLC, Class A	4,629	917,884
Cognizant Technology Solutions Corp., Class A	14,942	916,692
EPAM Systems, Inc.(b)(c)	6,570	889,578
Gartner, Inc.(c)	5,816	920,906
International Business Machines Corp.	3,747	908,235
		4,553,295
Leisure Products–0.20%
Hasbro, Inc.	9,895	926,172
Life & Health Insurance–1.03%
Aflac, Inc.	8,531	935,936
Globe Life, Inc.	6,470	900,430
MetLife, Inc.(b)	13,333	942,910
Principal Financial Group, Inc.(b)	10,577	953,093
Prudential Financial, Inc.	9,826	959,902
		4,692,271
Life Sciences Tools & Services–2.03%
Agilent Technologies, Inc.	8,081	921,072
Bio-Techne Corp.(b)	17,397	909,167
Charles River Laboratories International, Inc.(c)	5,522	952,545
Danaher Corp.	4,782	906,667
IQVIA Holdings, Inc.(c)	5,437	927,226
Mettler-Toledo International, Inc.(c)	744	938,333
Revvity, Inc.(b)	10,407	911,757
Thermo Fisher Scientific, Inc.	1,881	924,568
Waters Corp.(c)	3,052	908,886
West Pharmaceutical Services, Inc.(b)	3,914	981,005
		9,281,226
Managed Health Care–0.79%
Centene Corp.(c)	26,012	851,633
Elevance Health, Inc.(b)	3,218	942,070
Humana, Inc.	5,457	946,189
UnitedHealth Group, Inc.	3,270	884,829
		3,624,721
Metal, Glass & Plastic Containers–0.20%
Ball Corp.	15,165	896,403
Movies & Entertainment–0.99%
Live Nation Entertainment, Inc.(b)(c)	5,626	858,021
Netflix, Inc.(c)	9,831	945,251
TKO Group Holdings, Inc.(b)	4,616	930,816
Shares		Value
Movies & Entertainment–(continued)
Walt Disney Co. (The)	9,245	$891,033
Warner Bros. Discovery, Inc.(c)	33,541	921,036
		4,546,157
Multi-Family Residential REITs–1.17%
AvalonBay Communities, Inc.(b)	5,429	886,827
Camden Property Trust(b)	9,159	894,468
Equity Residential	15,505	917,121
Essex Property Trust, Inc.(b)	3,728	902,176
Mid-America Apartment Communities, Inc.	7,291	890,377
UDR, Inc.	25,868	873,821
		5,364,790
Multi-Sector Holdings–0.19%
Berkshire Hathaway, Inc., Class B(c)	1,838	880,770
Multi-Utilities–2.06%
Ameren Corp.	8,530	937,618
CenterPoint Energy, Inc.(b)	21,718	937,349
CMS Energy Corp.(b)	12,299	954,156
Consolidated Edison, Inc.	8,348	944,827
Dominion Energy, Inc.(b)	14,994	926,929
DTE Energy Co.(b)	6,367	930,983
NiSource, Inc.(b)	20,163	940,805
Public Service Enterprise Group, Inc.	11,332	917,325
Sempra	10,053	976,850
WEC Energy Group, Inc.(b)	8,232	953,019
		9,419,861
Office REITs–0.20%
BXP, Inc.(b)	17,887	928,335
Oil & Gas Equipment & Services–0.65%
Baker Hughes Co., Class A	15,818	965,689
Halliburton Co.	25,961	1,012,220
SLB Ltd.	19,365	995,167
		2,973,076
Oil & Gas Exploration & Production–1.98%
APA Corp.(b)	27,690	1,175,164
ConocoPhillips	7,970	1,052,040
Coterra Energy, Inc.	29,754	1,045,555
Devon Energy Corp.(b)	20,564	1,034,780
Diamondback Energy, Inc.	5,154	1,019,410
EOG Resources, Inc.	7,039	1,017,628
EQT Corp.	14,614	930,035
Expand Energy Corp.(b)	8,591	943,120
Texas Pacific Land Corp.(b)	1,778	843,768
		9,061,500
Oil & Gas Refining & Marketing–0.65%
Marathon Petroleum Corp.	4,011	979,406
Phillips 66(b)	5,503	1,002,536
Valero Energy Corp.(b)	4,037	997,462
		2,979,404
Oil & Gas Storage & Transportation–0.84%
Kinder Morgan, Inc.	28,198	945,479
ONEOK, Inc.(b)	10,877	983,172
Targa Resources Corp.	3,943	988,628
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The)	12,537	$912,443
		3,829,722
Other Specialized REITs–0.39%
Iron Mountain, Inc.	8,669	885,451
VICI Properties, Inc.	32,821	896,670
		1,782,121
Other Specialty Retail–0.35%
Tractor Supply Co.(b)	18,857	854,222
Ulta Beauty, Inc.(c)	1,391	727,090
		1,581,312
Packaged Foods & Meats–1.95%
Campbell’s Co. (The)(b)	40,663	905,565
Conagra Brands, Inc.(b)	54,677	859,522
General Mills, Inc.(b)	22,941	853,864
Hershey Co. (The)	4,281	889,977
Hormel Foods Corp.(b)	40,504	917,416
J.M. Smucker Co. (The)	8,667	835,845
Kraft Heinz Co. (The)	40,311	906,594
McCormick & Co., Inc.	15,565	785,099
Mondelez International, Inc., Class A(b)	16,850	971,234
Tyson Foods, Inc., Class A	15,596	999,236
		8,924,352
Paper & Plastic Packaging Products & Materials–0.97%
Amcor PLC(b)	21,947	872,393
Avery Dennison Corp.(b)	5,343	922,629
International Paper Co.(b)	24,128	861,370
Packaging Corp. of America	4,191	889,414
Smurfit WestRock PLC	22,104	880,845
		4,426,651
Passenger Airlines–0.62%
Delta Air Lines, Inc.	15,772	1,048,523
Southwest Airlines Co.(b)	22,288	837,360
United Airlines Holdings, Inc.(c)	10,288	947,216
		2,833,099
Passenger Ground Transportation–0.20%
Uber Technologies, Inc.(c)	12,442	894,953
Personal Care Products–0.36%
Estee Lauder Cos., Inc. (The), Class A(b)	10,190	731,336
Kenvue, Inc.	52,663	907,910
		1,639,246
Pharmaceuticals–1.41%
Bristol-Myers Squibb Co.	15,552	943,229
Eli Lilly and Co.	912	838,830
Johnson & Johnson	3,837	937,916
Merck & Co., Inc.(b)	8,026	965,448
Pfizer, Inc.	34,168	959,437
Viatris, Inc.	66,511	898,564
Zoetis, Inc.	7,595	897,805
		6,441,229
Property & Casualty Insurance–2.42%
Allstate Corp. (The)	4,536	940,494
American International Group, Inc.	11,964	900,291
Arch Capital Group Ltd.(c)	9,839	944,446
Shares		Value
Property & Casualty Insurance–(continued)
Assurant, Inc.(b)	4,189	$912,406
Chubb Ltd.	2,889	941,612
Cincinnati Financial Corp.	5,688	895,007
Erie Indemnity Co., Class A(b)	3,842	965,533
Hartford Insurance Group, Inc. (The)	6,911	934,575
Loews Corp.	8,575	915,295
Progressive Corp. (The)	4,635	918,842
Travelers Cos., Inc. (The)	3,114	908,291
W.R. Berkley Corp.(b)	13,746	911,085
		11,087,877
Publishing–0.21%
News Corp., Class A	28,017	698,464
News Corp., Class B	9,247	263,632
		962,096
Rail Transportation–0.60%
CSX Corp.	23,123	949,199
Norfolk Southern Corp.	3,134	899,458
Union Pacific Corp.	3,715	901,333
		2,749,990
Real Estate Services–0.39%
CBRE Group, Inc., Class A(c)	7,040	953,638
CoStar Group, Inc.(b)(c)	20,572	829,875
		1,783,513
Regional Banks–1.03%
Citizens Financial Group, Inc.	15,942	956,042
Huntington Bancshares, Inc.	59,427	930,032
M&T Bank Corp.(b)	4,589	948,638
Regions Financial Corp.(b)	35,589	929,585
Truist Financial Corp.	20,434	939,351
		4,703,648
Reinsurance–0.20%
Everest Group Ltd.	2,843	929,235
Research & Consulting Services–0.76%
Equifax, Inc.	4,870	876,941
Jacobs Solutions, Inc.(b)	7,018	893,251
Leidos Holdings, Inc.(b)	5,380	836,698
Verisk Analytics, Inc.	4,591	871,142
		3,478,032
Restaurants–1.33%
Chipotle Mexican Grill, Inc.(c)	27,557	882,100
Darden Restaurants, Inc.	4,584	898,647
Domino’s Pizza, Inc.(b)	2,372	851,050
DoorDash, Inc., Class A(c)	5,503	826,275
McDonald’s Corp.	2,868	891,346
Starbucks Corp.	9,195	823,780
Yum! Brands, Inc.(b)	5,957	926,194
		6,099,392
Retail REITs–0.99%
Federal Realty Investment Trust	8,717	925,832
Kimco Realty Corp.	40,260	904,642
Realty Income Corp.(b)	14,415	881,910
Regency Centers Corp.(b)	12,012	908,828
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Retail REITs–(continued)
Simon Property Group, Inc.	4,920	$917,728
		4,538,940
Self-Storage REITs–0.37%
Extra Space Storage, Inc.	6,592	864,409
Public Storage	3,109	842,166
		1,706,575
Semiconductor Materials & Equipment–1.00%
Applied Materials, Inc.	2,656	907,794
KLA Corp.	624	918,784
Lam Research Corp.	4,154	887,544
Qnity Electronics, Inc.	8,021	925,463
Teradyne, Inc.	3,089	915,765
		4,555,350
Semiconductors–2.74%
Advanced Micro Devices, Inc.(c)	4,441	903,433
Analog Devices, Inc.	2,922	929,605
Broadcom, Inc.	2,652	820,821
First Solar, Inc.(b)(c)	4,658	918,837
Intel Corp.(c)	19,441	857,931
Microchip Technology, Inc.	14,178	916,041
Micron Technology, Inc.	2,227	752,370
Monolithic Power Systems, Inc.(b)	867	947,934
NVIDIA Corp.	5,013	874,267
NXP Semiconductors N.V. (Netherlands)	4,667	918,746
ON Semiconductor Corp.(c)	15,745	974,930
QUALCOMM, Inc.	6,954	895,536
Skyworks Solutions, Inc.	16,853	902,478
Texas Instruments, Inc.	4,695	911,487
		12,524,416
Single-Family Residential REITs–0.20%
Invitation Homes, Inc.(b)	37,000	919,450
Soft Drinks & Non-alcoholic Beverages–0.78%
Coca-Cola Co. (The)	12,016	913,817
Keurig Dr Pepper, Inc.(b)	33,735	888,242
Monster Beverage Corp.(c)	12,034	871,984
PepsiCo, Inc.	5,824	904,409
		3,578,452
Specialty Chemicals–1.24%
Albemarle Corp.	5,552	996,751
DuPont de Nemours, Inc.	20,283	928,961
Ecolab, Inc.	3,367	895,689
International Flavors & Fragrances, Inc.(b)	13,574	984,794
PPG Industries, Inc.	8,962	957,859
Sherwin-Williams Co. (The)	2,890	926,389
		5,690,443
Steel–0.40%
Nucor Corp.(b)	5,429	918,044
Steel Dynamics, Inc.(b)	5,062	911,160
		1,829,204
Systems Software–1.31%
CrowdStrike Holdings, Inc., Class A(c)	2,111	824,156
Fortinet, Inc.(c)	11,174	913,139
Gen Digital, Inc.(b)	43,917	826,957
Shares		Value
Systems Software–(continued)
Microsoft Corp.	2,304	$852,872
Oracle Corp.	5,719	841,322
Palo Alto Networks, Inc.(b)(c)	5,656	906,770
ServiceNow, Inc.(c)	8,066	843,300
		6,008,516
Technology Distributors–0.21%
CDW Corp.(b)	7,844	949,281
Technology Hardware, Storage & Peripherals–1.82%
Apple, Inc.(e)	3,576	907,553
Dell Technologies, Inc., Class C(b)	6,195	1,016,786
Hewlett Packard Enterprise Co.(b)	42,563	1,013,425
HP, Inc.(b)	50,530	970,681
NetApp, Inc.	9,560	978,849
Sandisk Corp.(c)	1,418	900,912
Seagate Technology Holdings PLC	2,416	946,492
Super Micro Computer, Inc.(b)(c)	29,342	668,117
Western Digital Corp.(b)	3,469	938,330
		8,341,145
Telecom Tower REITs–0.57%
American Tower Corp.	5,101	880,330
Crown Castle, Inc.(b)	10,654	866,277
SBA Communications Corp., Class A	4,947	851,428
		2,598,035
Timber REITs–0.21%
Weyerhaeuser Co.(b)	40,156	981,011
Tobacco–0.41%
Altria Group, Inc.	14,060	927,819
Philip Morris International, Inc.	5,591	924,416
		1,852,235
Trading Companies & Distributors–0.59%
Fastenal Co.	20,024	929,113
United Rentals, Inc.(b)	1,169	851,687
W.W. Grainger, Inc.	836	911,917
		2,692,717
Transaction & Payment Processing Services–1.74%
Block, Inc., Class A(c)	14,433	868,578
Corpay, Inc.(c)	2,822	821,174
Fidelity National Information Services, Inc.	18,596	872,338
Fiserv, Inc.(c)	15,944	889,675
Global Payments, Inc.	12,804	861,709
Jack Henry & Associates, Inc.	5,585	882,654
Mastercard, Inc., Class A	1,850	924,371
PayPal Holdings, Inc.	20,470	925,858
Visa, Inc., Class A	3,019	912,463
		7,958,820
Water Utilities–0.21%
American Water Works Co., Inc.(b)	6,943	944,873
Wireless Telecommunication Services–0.20%
T-Mobile US, Inc.	4,371	918,041
Total Common Stocks & Other Equity Interests (Cost $242,234,048)		455,184,848
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Money Market Funds–0.71%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(f)	1,138,837	$1,138,837
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(f)	2,114,981	2,114,981
Total Money Market Funds (Cost $3,253,818)		3,253,818
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.19% (Cost $245,487,866)		458,438,666
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–25.44%
Invesco Private Government Fund, 3.63%(d)(f)(g)	31,026,787	31,026,787
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.80%(d)(f)(g)	85,350,662	$85,359,197
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $116,395,466)		116,385,984
TOTAL INVESTMENTS IN SECURITIES–125.63% (Cost $361,883,332)		574,824,650
OTHER ASSETS LESS LIABILITIES—(25.63)%		(117,261,707)
NET ASSETS–100.00%		$457,562,943
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at March 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Invesco Ltd.	$937,813	$101,815	$(28,317)	$(73,959)	$8,671	$946,023	$7,418
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	992,834	7,196,166	(7,050,163)	-	-	1,138,837	6,443
Invesco Treasury Portfolio, Institutional Class	1,843,827	13,364,309	(13,093,155)	-	-	2,114,981	11,875
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,889,969	184,481,524	(172,344,706)	-	-	31,026,787	291,998*
Invesco Private Prime Fund	59,101,726	218,717,136	(192,441,256)	(9,482)	(8,927)	85,359,197	742,148*
Total	$81,766,169	$423,860,950	$(384,957,597)	$(83,441)	$(256)	$120,585,825	$1,059,882

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-mini S&P 500 Equal Weight	23	June-2026	$3,595,360	$650	$650
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$455,184,848	$—	$—	$455,184,848
Money Market Funds	3,253,818	116,385,984	—	119,639,802
Total Investments in Securities	458,438,666	116,385,984	—	574,824,650
Other Investments - Assets*
Futures Contracts	650	—	—	650
Total Investments	$458,439,316	$116,385,984	$—	$574,825,300

*	Unrealized appreciation.
Invesco V.I. Equally-Weighted S&P 500 Fund